Cash and due from banks	12 Months Ended
Dec. 31, 2023
Cash and due from banks
Cash and due from banks
The following table presents the details of interest-bearing deposits in banks and restricted deposits:

	December 31,
	2023	2022
Unrestricted deposits with the Federal Reserve of the United States of America	1,884,204	1,144,896
Cash and non-interest-bearing deposits in other banks	3,349	7,886
Cash and interest-bearing deposits in other banks(1)	159,899	88,804
Total cash and due from banks	2,047,452	1,241,586

Less:
Time deposits with original maturity over 90 days and other restricted deposits (1)	60,384	50,650
Total cash and due from banks in the consolidated statement of cash flows	1,987,068	1,190,936

The following table presents the restricted deposits classified by country risk:

	December 31,
	2023	2022
United States of America(1)	20,700	11,387
Japan	14,820	—
Switzerland	13,747	16,797
Germany	5,775	5,380
Canada	5,342	—
Spain	—	12,814
United Kingdom	—	4,272
Total	60,384	50,650

(1)As of December 31, 2023 includes restricted deposit of $18.0 million (December 31, 2022: $10.0 million) with the New York State Department of Financial Services under March 1994 legislation and margin call deposits collateralizing derivative financial instrument transactions.